Nature of operations and business combination - Narrative (Details)		9 Months Ended
	Jan. 26, 2022	Jul. 31, 2022 USD ($) shares	Oct. 31, 2021 USD ($) shares	Aug. 10, 2021 USD ($) $ / shares	Jul. 31, 2021 shares	Oct. 31, 2020 shares
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary	67.00%
Business combination, share exchange ratio				39.91
Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares		175,415,985	163,179,655		96,084,679	83,361,291
Peridot Acquisition Corp.
Disclosure of classes of share capital [line items]
Fair market value of warrants (in dollars per share) | $ / shares				$ 2.1
Warrant liability | $		$ 0	$ 82,109,334	$ 48,299,987
Li-Cycle Inc.
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary		100.00%
Li-Cycle North America Hub, Inc.
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary		100.00%
Li-Cycle Corp.
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary		100.00%